FINANCIAL INSTRUMENTS (Details 14) $ in Thousands, in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,184,065	1,329,653	$ 4,581,875	1,439,610	$ 4,278,911
Financial liabilities, at fair value	7,001,457	1,475,667	5,206,334	1,544,813
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,329,653		1,439,610
Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	271,025		68,187		$ 112,376
U.S Dollar [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,502,090		2,062,044
Financial liabilities, at fair value	3,554,538		1,948,482
U.S Dollar [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	824,581		925,780
Financial liabilities, at fair value	874,584		962,866
U.S Dollar [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	157,754		187,219
Financial liabilities, at fair value	157,754		187,219
U.S Dollar [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	454		1,777
Financial liabilities, at fair value	454		1,777
U.S Dollar [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	83,585		0
Financial liabilities, at fair value	83,585		0
Unidad de Fomento [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,329,653		1,439,610
Financial liabilities, at fair value	1,475,667		1,544,813
Unidad de Fomento [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	31,746		28,180
Financial liabilities, at fair value	31,746		28,180
Unidad de Fomento [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	41,633		57,349
Financial liabilities, at fair value	41,633		53,594
Other currencies [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	6,182		14,655
Financial liabilities, at fair value	0		14,655
Other currencies [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	94,946		90,113
Financial liabilities, at fair value	94,946		90,113
Other currencies [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	28,684		0
Financial liabilities, at fair value	28,684		0
Chilean Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	348,155		348,886
Financial liabilities, at fair value	348,155		348,886
Chilean Pesos [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	8,426		8,452
Financial liabilities, at fair value	8,426		8,452
Chilean Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	107,046		10,838
Financial liabilities, at fair value	107,046		9,847
Euro [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	116,259		0
Financial liabilities, at fair value	141,476
Euro [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	20,414		7,450
Financial liabilities, at fair value	20,414		7,450
Euro [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	52		0
Financial liabilities, at fair value	52		0
Mexican Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	22,272		0
Financial liabilities, at fair value	22,272		0
Mexican Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	10,025		0
Financial liabilities, at fair value	$ 10,025		$ 0